Property Held for Lease, Net of Accumulated Depreciation and Impairment	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Property Held for Lease, Net of Accumulated Depreciation and Impairment	PROPERTY HELD FOR LEASE, NET OF ACCUMULATED DEPRECIATION AND IMPAIRMENT
Property held for lease, net of accumulated depreciation and impairment consists of the following:

	December 31,
	2022	2021
Property held for lease	$289,800	$220,259
Less: accumulated depreciation	(239,522)	(158,507)
Property held for lease, net of accumulated depreciation and impairment	$50,278	$61,752
Net book value of property buyouts for the years ended December 31, 2022 and 2021 were $30,505 and $45,589, respectively.
Total impairment charges related to property held for lease, net of accumulated depreciation and impairment for the years ended December 31, 2022 and 2021 were $17,216 and $14,566, respectively.
Total depreciation expense related to property held for lease, net of accumulated depreciation and impairment for the years ended December 31, 2022 and 2021 were $115,597 and $143,671, respectively.
Depreciation expense, net book value of property buyouts and impairment charges are included within cost of revenue in the consolidated statement of operations and comprehensive (loss) income.
Substantially all property held for lease, net is on-lease as of December 31, 2022 and 2021.